Share Capital - Summary of Changes in Stock Option (Details)	3 Months Ended	12 Months Ended
	Jul. 31, 2024 shares $ / shares	Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,521,367	1,884,428
Number of options, Granted | shares		332,000
Number of option, Expired | shares	(20,000)	(577,335)
Number of options, Forfeited | shares	(10,751)	(117,726)
Number of options, Outstanding | shares	1,490,616	1,521,367	1,884,428
Number of options, Unvested | shares	(429,428)
Number of options, Exercisable | shares	1,061,188
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 8.29	$ 8.03
Weighted average exercise price, Granted | $ / shares		2.02
Weighted average exercise price, Expired | $ / shares	14.5	7.15
Weighted average exercise price, Forfeited | $ / shares	1.45	4.15
Weighted average exercise price outstanding, Ending balance | $ / shares	7.14	$ 8.29	$ 8.03
Weighted average exercise price, Unvested | $ / shares	3.39
Weighted average exercise price, Exercisable | $ / shares	$ 8.66
Weighted average life remaining (years)	3 years 2 months 8 days	2 years 10 months 17 days	3 years 3 months 7 days
Weighted average life remaining (years), Unvested	4 years 10 months 2 days
Weighted average life remaining (years), Exercisable	2 years 6 months 10 days